Note 16 - Shareholders' Capital (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Nine months ended		Year ended
	Dec. 31, 2019		March 31, 2019
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	149,595,952	$1,088,538	148,394,152	$1,079,055
Share-based awards exercised	1,934,990	10,717	1,201,800	9,483
Balance, end of period	151,530,942	$1,099,255	149,595,952	$1,088,538

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,323,300	$136,771
Shares issued for cash	-	-	338,865	10,447
Preferred shares issuance cost	-	-	-	(253)
Balance, end of period	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital	156,193,107	$1,246,220	154,258,117	$1,235,503